Shareholders Equity	12 Months Ended
Sep. 30, 2025
Shareholders Equity
Shareholders' Equity

Note 13 - Shareholders’ equity

Ordinary shares and warrants

FAMI is a holding company which was incorporated under the laws of the Cayman Islands on July 28, 2015. On May 31, 2022, the Company consolidated its ordinary shares at a ratio of one-for-twenty-five. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each by creation of an additional 487.5 million ordinary shares of $0.20 par value each. On March 17, 2025, the Company consolidated its ordinary shares at a ratio of one-for-twelve from $100,000,000 divided into 500,000,000 ordinary shares of a par value of $0.20 each to $100,000,000 divided into 41,666,667 ordinary shares of a par value of $2.40 each, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $100,000,000 to$12,000,000,000, divided into 5,000,000,000 ordinary shares of $2.40 par value each. As a result of the reverse share split, 706, 191, and 39 ordinary shares were cancelled for the years ended September 30, 2025, 2024, and 2023, respectively.

For the year ended September 30, 2023, the Company issued 21,052,632 ordinary shares at $0.38 per ordinary share for a net proceed of $7.9 million in July 2023. After share consolidation in September 2023, and March 2025, the issuance of 21,052,632 ordinary shares was retrospectively adjusted to 2,631,579, and to 219,298 ordinary shares, respectively.

For the year ended September 30, 2024, the Company issued 3,433,167 (or 286,097 after reverse share split) ordinary shares at $0.30 per ordinary share for a net proceed of $0.8 million in August 2024.

For the year ended September 30, 2025, the Company issued 4,166,667 ordinary shares at $2.40 per share for a net proceed of $9.85 million.

Warrants

2024 warrants - Series A

On August 22, 2024, Farmmi and certain institutional purchasers entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such purchasers an aggregate of 3,433,167 ordinary shares, par value $0.20 per share, in a registered direct offering and Series A warrants to purchase up to 3,433,167 Ordinary Shares in a concurrent private placement for gross proceeds of approximately $1.03 million before deducting the placement agent’s fees and other estimated offering expenses. In connection with this offering, on August 26, 2024, 3,433,167 warrants were issued with an exercise price of $0.75, exercisable immediately, which expire five years after their issuance date on August 26, 2024 (i.e., August 25, 2029). On December 6, 2024, the warrant was adjusted to an exercise price of $0.20 (or $2.40 after adjusted for the effect of the reverse share split) and, correspondingly, the number of warrants adjusted to 12,874,377 (or 1,072,865 after adjusted for the effect of the reverse share split). As of September 30, 2025, 325,825 warrants were exercised for proceeds of $781,980. As of September 30, 2024, no warrant was exercised. As of September 30, 2025 and 2024, 747,040 and 1,072,865 warrants, respectively, were outstanding, out-of-money and antidilutive.

2025 warrants - Series C

On August 4, 2025, the Company entered into a definitive securities purchase agreement, (the "Purchase Agreement") with certain accredited investors (“Selling Shareholders”), pursuant to which the Company offered to sell to the Selling Shareholders an aggregate of 4,166,667 Ordinary Shares, par value $2.4 per share, of the Company and Series C warrants to purchase up to 8,333,334 Ordinary Shares in a private placement for gross proceeds of $10.0 million (the “August 2025 PIPE”). The Offering closed on August 6, 2025. The Warrants are exercisable immediately following issuance at an initial exercise price of $2.40 per ordinary share and expire 3 years from the date of issuance. The exercise price and the number of ordinary shares issuable upon the exercise of the Warrants, or the Warrant Shares, are subject to adjustment upon the occurrence of certain events, including stock dividends or share splits, business combination, other recapitalization transactions or similar transactions. Upon such reset of the exercise price, the number of Warrant Shares will be proportionately increased such that the aggregate exercise price payable for the adjusted number of Warrant Shares will be the same as the aggregate exercise price on the date of issuance for the Warrant Shares then outstanding. In addition, subject to the rules and regulations of the Principal Market, the Company may at any time during the term of this Warrant, subject to the prior written consent of the Holder, reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the board of directors of the Company. As of September 30, 2025, no warrant was exercised. As of September 30, 2025, 8,333,334 warrants were outstanding, out-of-money and antidilutive.

The following tables summarize the warrants issued, outstanding, and expired as of and for the years ended, September 30, 2025 and 2024.

		Exercised
	Warrants	price
Warrants outstanding, as of September 30, 2023	-	-
Issued	1,072,865	$2.40
Exercised	-	-
Expired	-	-
Warrants outstanding, as of September 30, 2024	1,072,865	$2.40
Issued	8,333,334	$2.40
Exercised	(325,825)	$2.40
Expired	-	-
Warrants outstanding, as of September 30, 2025	9,080,374	$2.40
Warrants exercisable, as of September 30, 2025	9,080,374	$2.40

			Remaining
	Warrant	Exercise	contractual
Warrants Outstanding as of September 30, 2025	exercisable	price	life
2024 warrants - Series A	747,040	$2.40	3.9 years
2025 warrants - Series C	8,333,334	$2.40	2.8 years

Issuance of ordinary shares for promissory notes redemption

For the years ended September 30, 2025, 2024, and 2023, 100,182, 96,167, and 39,511 ordinary shares, respectively, were issued for the redemption of $244,284, $1.2 million, and $1.1 million promissory notes, respectively.

Share incentive plan

The Company established a pool for shares and share options for employees. This pool contains shares and options to purchase 1,168,000 (or 5,840 after reverse share split) ordinary shares, equal to 10% of the number of ordinary shares outstanding at the conclusion of the initial public offering. Subject to approval by the Compensation Committee of our Board of Directors, the Company may grant shares or options in any percentage determined for a particular grant. Any options granted will vest at a rate of 20% per year for five years and have a per share exercise price equal to the fair market value of one of ordinary shares on the date of grant. 596,600 (or 2,983 after reverse share split) ordinary shares were granted in March 2011. As of September 30, 2025 and 2024, after share consolidation on March 17, 2025, the remaining ordinary shares available to be issued are 238 and 238, respectively.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2025 and 2024, the balance of the required statutory reserves was $0.7 million and $0.7 million, respectively.